Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

TIMING OF EQUITY AWARDS

We do not coordinate annual equity awards to our Named Executive Officers with the release of material non-public information. The Compensation Committee generally makes equity grants to existing employees on an annual basis at a regularly scheduled Compensation Committee meeting held each year in late March or early April after financial results for the prior year are final. Equity grants to new hires or for promotions will generally are made as of the date of hire or promotion or the first business day of the month following the date of hire or promotion. The Compensation Committee retains the discretion to make grants at other times.

Award Timing Method	The Compensation Committee generally makes equity grants to existing employees on an annual basis at a regularly scheduled Compensation Committee meeting held each year in late March or early April after financial results for the prior year are final. Equity grants to new hires or for promotions will generally are made as of the date of hire or promotion or the first business day of the month following the date of hire or promotion.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not coordinate annual equity awards to our Named Executive Officers with the release of material non-public information.